Segments and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Number of segments									3
Expenses	$ 48,733	$ 52,277	$ 56,348	$ 47,075	$ 54,099	$ 38,369	$ 30,969	$ 22,657	$ 204,433	$ 146,763	$ 60,085
Other income	5,417	8,167	6,509	4,982	708	3,633	4,318	269	2,500	2,707	1,713
Pre-tax net income	41,687	34,917	50,229	55,293	55,420	37,863	10,478	15,231	182,126	118,323	14,699
Investment management | Operating segment
Expenses									19,098	10,654	12,181
Pre-tax net income									36,058	25,145	18,838
Mortgage banking
Number of segments									2
Mortgage banking | Operating segment
Expenses									185,335	136,109	47,904
Pre-tax net income									146,068	93,178	(4,139)
As previously reported | Investment management | Operating segment
Expenses									9,700
Pre-tax net income									46,600
As previously reported | Mortgage banking | Operating segment
Pre-tax net income									135,500
Adjustment | Investment management | Operating segment
Expenses									9,400
Other income									$ 1,100